FAIR VALUE AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2020
FAIR VALUE AND RISK MANAGEMENT
FAIR VALUE AND RISK MANAGEMENT
17. FAIR VALUE AND RISK MANAGEMENT

(a)	Fair Value of Financial Instruments
The following table provides the measurement basis of financial assets and liabilities as at December 31, 2020 and 2019:

As at December 31,	2020			2019
	Carrying Value		Fair Value	Carrying Value		Fair Value
Financial assets
Construction funds in escrow	$8,402		$8,402	$16,767		$16,767
Other assets	349	(1)	349	388	(1)	388
Cross currency interest rate swap	28,676		28,676	—		—
Other receivable	—		—	11,650		11,650
Accounts receivable	6,746		6,746	7,812		7,812
Prepaid expenses and other	2,627	(2)	2,627	120	(3)	120
Cash and cash equivalents	831,280		831,280	298,677		298,677
	$878,080		$878,080	$335,414		$335,414
Financial liabilities
Unsecured debentures, net	$1,643,175	(4)	$1,737,185	$648,392		$669,090
Unsecured term loans, net	534,947		534,947	538,602		538,602
Cross currency interest rate swaps	114,264	(5)	114,264	30,365		30,365
Accounts payable and accrued liabilities	61,197		61,197	50,156		50,156
Accounts payable and accrued liabilities	—		—	27	(6)	27
Distributions payable	15,422		15,422	13,081		13,081
	$2,369,005		$2,463,015	$1,280,623		$1,301,321

(1)	Long-term receivables included in other assets (note 6).
(2)	Foreign exchange collars included in prepaid expenses.
(3)	Foreign exchange forward contracts included in prepaid expenses.
(4)	Balance includes current and non-current portions (note 8(a)).
(5)	Balance includes current and non-current portions (note 8(b)).
(6)	Foreign exchange forward contracts included in accounts payable and accrued liabilities.

The fair values of the Trust’s construction funds in escrow, accounts receivable, cash and cash equivalents, accounts payable and accrued liabilities and distributions payable approximate their carrying amounts due to the relatively short periods to maturity of these financial instruments. The fair value of the long-term receivable included in other assets approximates its carrying amount as the receivable bears interest at rates comparable to current market rates. The fair value of the other receivable associated with proceeds from a 2018 property disposal approximates its carrying amount as the amount is revalued at each reporting period. The fair values of the unsecured debentures are determined using quoted market prices. The fair values of the term loans approximate their carrying amounts as the term loans bear interest at rates comparable to the current market rates. The fair values of the cross currency interest rate swaps and foreign exchange collars are determined using market inputs quoted by their counterparties. The fair value of the foreign exchange forward contracts approximate their carrying values as the asset or liability is revalued at the reporting date.
The Trust periodically purchases foreign exchange collars and forward contracts
to hedge specific anticipated foreign currency transactions and to mitigate its foreign exchange exposure on its net cash flows. At December 31, 2020, the Trust did not have any outstanding foreign exchange forward contracts (2019 — seven contracts outstanding). For the year ended December 31, 2020, the Trust recorded a net fair value loss of $0.1 million (2019 — net fair value loss of less than $0.1 million), related to foreign exchange forward contracts (note 13(e)). At December 31, 2020, the Trust held 12 outstanding foreign exchange collar contracts (2019 —
nil
) with a notional value of US$60.0 million and contracts the Trust to sell US dollars and receive Canadian dollars if specific US dollar exchange rates relative to the Canadian dollar are met. The Trust also held 12 outstanding foreign exchange collar contracts (2019 — nil) with a notional value of
€
24.0 million and contracts the Trust to sell Euros and receive Canadian dollars if specific Euro exchange rates relative to the Canadian dollar are met. For the year ended December 31, 2020, the Trust recorded a net fair value gain of $2.6 million (2019 — nil), related to the outstanding foreign exchange collar contracts (note 13(e)). The Trust did not employ hedge accounting for these financial instruments.

(b)	Fair Value Hierarchy
Fair value measurements are based on inputs of observable and unobservable market data that a market participant would use in pricing an asset or liability. IFRS establishes a fair value hierarchy which is summarized below:

Level 1:	Fair value determined using quoted prices in active markets for identical assets or liabilities.

Level 2:	Fair value determined using significant observable inputs, generally either quoted prices in active markets for similar assets or liabilities or quoted prices in markets that are not active.

Level 3:	Fair value determined using significant unobservable inputs, such as pricing models, discounted cash flows or similar techniques.

The following tables represent information related to the Trust’s assets and liabilities measured or disclosed at fair value on a recurring and non-recurring
basis and the level within the fair value hierarchy in which the fair value measurements fall.

As at December 31, 2020	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$5,855,583
Cross currency interest rate swap (note 8)	—	28,676	—
Foreign exchange collars included in prepaid expenses and other	—	2,627	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	1,737,185	—	—
Unsecured term loans, net (note 8)	—	534,947	—
Cross currency interest rate swaps (note 8)	—	114,264	—
Net (liabilities) assets measured or disclosed at fair value	$(1,737,185)	$(617,908)	$5,855,583

As at December 31, 2019	Level 1	Level 2	Level 3
ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE

Assets measured at fair value
Investment properties (note 4)	$—	$—	$4,457,899
Short-term proceeds receivable associated with a property disposal included in accounts receivable (note 7)	—	—	11,650
Foreign exchange forward contracts included in prepaid expenses and other	—	120	—

Liabilities measured or disclosed at fair value
Unsecured debentures, net (note 8)	669,090	—	—
Unsecured term loans, net (note 8)	—	538,602	—
Cross currency interest rate swaps (note 8)	—	30,365	—
Foreign exchange forward contracts included in accounts payable and accrued liabilities	—	27	—
Net (liabilities) assets measured or disclosed at fair value	$(669,090)	$(568,874)	$4,469,549
For assets and liabilities that are measured at fair value on a recurring basis, the Trust determines whether transfers between the levels of the fair value hierarchy have occurred by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. For the years ended December 31, 2020 and 2019, there were no transfers between the levels.
Refer to note 4, Investment Properties and note 7, Current Assets, for a description of the valuation technique and inputs used in the fair value measurement and for a reconciliation of the fair value measurements of investment properties and proceeds receivable associated with a property disposal which are recognized in Level 3 of the fair value hierarchy.

(c)	Risk Management
The main risks arising from the Trust’s financial instruments are credit, interest rate, foreign exchange and liquidity risks. The Trust’s approach to managing these risks is summarized below:
(i)    Credit risk
The Trust’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents and accounts receivable.
Cash and cash equivalents include short-term investments, such as term deposits, which are invested in governments and financial institutions with a minimum credit rating of BBB (based on Standard & Poor’s (“S&P”) rating scale) or Baa1 (based on Moody’s Investor Services’ (“Moody’s”) rating scale). Concentration of credit risk is further reduced by limiting the amount that is invested in any one government or financial institution according to its credit rating.
Magna accounts for approximately 37% of the Trust’s rental revenue. Although its operating subsidiaries are not individually rated, Magna International Inc. has an investment grade credit rating from Moody’s, S&P and Dominion Bond Rating Service which mitigates the Trust’s credit risk. The
COVID-19
pandemic has created significant uncertainty in the general economy which may impact the ability of tenants to meet their obligations under their leases. The uncertainties arising as a result of COVID-19 did not materially impact the REIT’s risk assessment at December 31, 2020. Substantially all of the Trust’s accounts receivable are collected within 30 days. The balance of accounts receivable past due is not significant.
(ii)    Interest rate risk

As at December 31, 2020, the Trust’s exposure to interest rate risk is limited. Approximately 75% of the Trust’s interest bearing debt consists of fixed rate debt in the form of the 2021 Debentures, the 2023 Debentures, the 2027 Debentures and the 2030 Debentures. After taking into account the related cross currency interest rate swaps, the 2021 Debentures, the 2023 Debentures, the 2027 Debentures and the 2030 Debentures have effective fixed interest rates of 2.68%, 2.43%, 2.964%
,
and 1.045%, respectively. The remaining 25% of the Trust’s interest bearing debt consists of variable rate debt in the form of the 2024 Term Loan and 2026 Term Loan. After taking into account the related cross currency interest rate swaps, the 2024 Term Loan and 2026 Term Loan have effective fixed interest rates of 0.522% and 1.355%, respectively.
(iii)    Foreign exchange risk

As at December 31, 2020, the Trust is exposed to foreign exchange risk primarily in respect of movements in the Euro and the US dollar. The Trust is structured such that its foreign operations are primarily conducted by entities with a functional currency which is the same as the economic environment in which the operations take place. As a result, the net income impact of currency risk associated with financial instruments is limited as its financial assets and liabilities are generally denominated in the functional currency of the subsidiary that holds the financial instrument. However, the Trust is exposed to foreign currency risk on its net investment in its foreign currency denominated operations and certain Trust level foreign currency denominated assets and liabilities. At December 31, 2020, the Trust’s foreign currency denominated net assets are $4.5 billion primarily in US dollars and Euros. A 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would result in a gain or loss of approximately $28.1 million and $16.2 million, respectively, to comprehensive income.
Granite generates rental income that is not all denominated in Canadian dollars. Since the financial results are reported in Canadian dollars, the Trust is subject to foreign currency fluctuations that could, from time to time, have an impact on the operating results. For the year ended December 31, 2020, a 1% change in the US dollar and Euro exchange rates relative to the Canadian dollar would have impacted revenue by approximately $1.6 million and $1.2 million, respectively.
For the year ended December 31, 2020, the Trust has designated its cross currency interest rate swaps relating to the $900.0 million of unsecured debentures and $535.9 million of unsecured term loans as hedges of its net investment in the European operations (note 8(b)) and has designated its cross currency interest rate swap relating to the $500.0 million of the 2027 Debentures as a hedge of its net investment in the United States operations (note 8(b)).
(iv)    Liquidity risk
Liquidity risk is the risk the Trust will encounter difficulties in meeting its financial obligations as they become due. The Trust may also be subject to the risks associated with debt financing, including the risks that the unsecured debentures, term lo
a
ns and credit facility may not be able to be refinanced. The Trust’s objectives in minimizing liquidity risk are to maintain prudent levels of leverage on its investment properties, staggering its debt maturity profile and maintaining an investment grade credit rating. In addition, the Declaration of Trust establishes certain debt ratio limits.
The estimated contractual maturities of the Trust’s financial liabilities are summarized below:

	Payments due by year
As at December 31, 2020	Total	2021	2022	2023	2024	2025	Thereafter
Unsecured debentures	$1,650,000	$250,000	$—	$400,000	$—	$—	$1,000,000
Unsecured term loans	$535,949	—	—	—	235,949	—	300,000
Cross currency interest rate swaps	$114,264	16,953	—	36,540	25,370	—	35,401
Interest payments (1) :
Unsecured debentures, net of cross currency interest rate swap savings	$182,546	37,094	29,910	29,910	19,263	19,263	47,106
Unsecured term loans, net of cross currency interest rate swap savings	$31,504	5,709	5,709	5,709	5,709	4,340	4,328
Accounts payable and accrued liabilities	$61,197	57,530	3,218	449	—	—	—
Distributions payable	$15,422	15,422	—	—	—	—	—
	$2,590,882	$382,708	$38,837	$472,608	$286,291	$23,603	$1,386,835

(1)	Represents aggregate interest expense expected to be paid over the term of the debt, on an undiscounted basis, based on actual current interest rates and average foreign exchange rates.